CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Issuance costs			$ 2,378,000	$ 0
Follow On Offering [Member]
Issuance costs	$ 200
At The Market Offering [Member]
Issuance costs	$ 100
Series A-2 [Member]
Issuance costs				$ 97,000
IPO [Member]
Issuance costs		$ 1,200,000	$ 1,200,000